CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 2,711		$ 932,086		$ (6,847)	$ (683,825)	$ 244,125
Balance, shares at Dec. 31, 2022	56,610,404
Stock-based compensation of options	$ 0		1,114		0	0	1,114
Exercise of stock options	$ 0	[1]	0	[1]	0	0	0
Exercise of stock options, shares	11,264
Comprehensive income (loss)	$ 0		0		(108)	9,905	9,797
Balance at Jun. 30, 2023	$ 2,711		933,200		(6,955)	(673,920)	255,036
Balance, shares at Jun. 30, 2023	56,621,668
Balance at Dec. 31, 2023	$ 2,733		937,591		(5,315)	(660,321)	$ 274,688
Balance, shares at Dec. 31, 2023	57,016,086						57,016,086
Stock-based compensation of options	$ 0		2,929		0	0	$ 2,929
Exercise of stock options	$ 0	[1]	0	[1]	0	0	0
Exercise of stock options, shares	946
Comprehensive income (loss)	$ 0		0		(1,128)	6,266	5,138
Balance at Jun. 30, 2024	$ 2,733		$ 940,520		$ (6,443)	$ (654,055)	$ 282,755
Balance, shares at Jun. 30, 2024	57,017,032						57,017,032

[1]	Represent an amount lower than $1